Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000012182 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000012182 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000012182 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000012182 | AppLovin Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000012182 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000012182 | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000012182 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000012182 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012182 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000012182 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000012182 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000012182 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000012182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000012182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.42%
C000012182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.83%
C000012182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.61%
C000012182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.54%
C000012182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000012182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.73%
C000012182 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.69%
C000012182 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000254224 | Other Countries
Holdings [Line Items]
Percent of Net Long Exposure	28.33%
Percent of Net Short Exposure	26.14%
C000254224 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.57%
Percent of Net Short Exposure	1.55%
C000254224 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	5.13%
Percent of Net Short Exposure	6.91%
C000254224 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.88%
Percent of Net Short Exposure	3.08%
C000254224 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.01%
Percent of Net Short Exposure	4.37%
C000254224 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	17.22%
Percent of Net Short Exposure	14.60%
C000254224 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	7.22%
Percent of Net Short Exposure	4.96%
C000254224 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	13.45%
Percent of Net Short Exposure	12.16%
C000254224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	11.93%
Percent of Net Short Exposure	10.52%
C000254224 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	13.75%
Percent of Net Short Exposure	15.02%
C000254224 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	4.45%
Percent of Net Short Exposure	1.71%
C000254224 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	6.16%
Percent of Net Short Exposure	8.02%
C000254224 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	2.60%
C000254224 | Israel
Holdings [Line Items]
Percent of Net Long Exposure	2.05%
Percent of Net Short Exposure	0.33%
C000254224 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	2.66%
Percent of Net Short Exposure	4.53%
C000254224 | Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.96%
Percent of Net Short Exposure	5.03%
C000254224 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	5.44%
Percent of Net Short Exposure	5.40%
C000254224 | Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	7.65%
Percent of Net Short Exposure	7.40%
C000254224 | China
Holdings [Line Items]
Percent of Net Long Exposure	7.84%
Percent of Net Short Exposure	5.46%
C000254224 | United States
Holdings [Line Items]
Percent of Net Long Exposure	13.42%
Percent of Net Short Exposure	12.61%
C000254224 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	13.44%
Percent of Net Short Exposure	13.39%
C000103073 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000103073 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000103073 | Crescent Energy Co.Class A
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000103073 | SiriusPoint, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000103073 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000103073 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000103073 | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000103073 | JetBlue Airways Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000103073 | Newmark Group, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Patrick Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000103073 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000103073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000103073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.06%
C000103073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000103073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.77%
C000103073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000103073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.89%
C000103073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.68%
C000103073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000103073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000103073 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.88%
C000103073 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000103073 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103073 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000103073 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000012190 | Telephone and Data Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000012190 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000012190 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000012190 | Prestige Consumer Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000012190 | Cal-Maine Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000012190 | Jackson Financial, Inc.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000012190 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000012190 | WSFS Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000012190 | Associated Banc-Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000012190 | Veracyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012190 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	6.56%
C000012190 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000012190 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000012190 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000012190 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012190 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012190 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.93%
C000012190 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000012190 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000012190 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012190 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.86%
C000012190 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012190 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000012186 | RealReal, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000012186 | Chimerix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000012186 | Eton Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000012186 | Arq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012186 | Beauty Health Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000012186 | ON24, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000012186 | Security National Financial Corp.Class A
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000012186 | MagnaChip Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000012186 | Rayonier Advanced Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012186 | Electromed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000012186 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000012186 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000012186 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000012186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000012186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.84%
C000012186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000012186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000012186 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.56%
C000012186 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000012186 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012186 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.38%
C000012186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000012186 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012186 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000012186 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000012187 | RealReal, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000012187 | Natural Gas Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000012187 | D-Wave Quantum, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000012187 | Omeros Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000012187 | Kodiak Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000012187 | AMREP Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000012187 | Perma-Pipe International Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000012187 | C&F Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000012187 | L B Foster Co.Class A
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000012187 | CSP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000012187 | Other Investments in Securities
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000012187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000012187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000012187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.27%
C000012187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.78%
C000012187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.38%
C000012187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000012187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.89%
C000012187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000012187 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.92%
C000012187 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000012187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000012187 | Investments Purchased With Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	9.27%
C000012187 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%